Trade Accounts and Notes Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	$ 8,457,302	$ 13,093,011
U.S. dollar
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	338,123	1,714,490
Other currencies
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	6,077	46,255
Currencies other than Peso
Trade Accounts and Notes Receivable, Net
Trade accounts and notes receivable, net of current portion	$ 344,200	$ 1,760,745